Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Commitments and Contingencies

7. Commitments and Contingencies

Lease Commitments

On June 24, 2016, Eos entered into a long-term non-cancelable, operating lease for 45,000 sq. ft. of space for its current headquarters facility in Edison, New Jersey. On April 26, 2017, Eos entered into a lease for an additional 18,000 sq. ft. of adjoining space. These leases expire in September 2026 with renewal options up to 2036. Further, these leases require monthly rent payments along with executory costs, which include real estate taxes, repairs, maintenance, and insurance. In addition, the terms of the leases contain cost escalations of approximately 10% annually. The Company also has certain non-cancelable capital lease agreements for office equipment.

Total rent expense was $570, for both the nine months ended September 30, 2020 and 2019, respectively, of which, $0 and $102 was recorded as Cost of goods sold; $405 and $339 as Research and development expenses; and $165 and $129 as General and administrative expenses in the Statement of Operations, respectively.

Future minimum lease commitments as of September 30, 2020 are as follows:

	Operating	Capital
Remainder of 2020	$167	$4
2021	685	15
2022	755	6
2023	825	—
2024	895	—
Later years	1,644	—
Total minimum lease payments	$4,971	$25
Less amounts representing interest		3
Present value of minimum lease payments		$22

Firm Purchase Commitments — Related Party

In July 2020, the Company entered into an $8,000 non-cancellable purchase contract with its unconsolidated joint venture partner, Hi-Power LLC, to supply batteries for existing and future sales orders. As of September 30, 2020, the Company has made deposits totaling $3,143 (Vendor Deposits – related party) which will be applied against amounts payable for future purchases under this purchase contract.

At the end of each reporting period, the Company evaluates its non-cancellable firm purchase commitments and records a loss, if any, using the same lower of cost or market approach based on the inventory guidance of ASC 330-10-35-17. In assessing the potential loss provision, we use the stated contract price and expected production volume under the relevant sales contract. The Company records a purchase commitment loss if the market selling price of Gen 2.3 Battery Systems sold to customers is less than the cost to manufacture the product.

During the nine months ended September 30, 2020 and 2019, respectively, the Company recorded a loss on firm purchase commitments of $5,807 and $0, respectively, which has been included in cost of goods sold in the statement of operations.

7. Commitments and Contingencies

Lease Commitments

On June 24, 2016, Eos entered into a long-term non-cancelable operating lease for 45,000 sq. ft. of space for its current headquarters facility in Edison, New Jersey. On April 26, 2017, Eos entered into a lease for an additional 18,000 sq. ft. of adjoining space. These leases expire in September 2026 with renewal options up to 2036. Further, these leases require monthly rent payments along with executory costs, which include real estate taxes, repairs, maintenance, and insurance. In addition, the terms of the leases contain cost escalations of approximately 10% annually. The Company also has certain non-cancelable capital lease agreements for office equipment.

Total rent expense was $930 and $1,007, for the years ended December 31, 2019 and 2018, respectively, of which, $102 and $528 was recorded as Cost of goods sold; $430 and $0 as Research and development expenses; and $398 and $479 as General and administrative expenses in the Statement of Operations, respectively.

Future minimum lease commitments as of December 31, 2019 are as follows:

	Operating	Capital
2020	$614	$13
2021	685	13
2022	755	4
2023	825	—
2024	895	—
Later years	1,644	—
Total minimum lease payments	$5,418	$30
Less amounts representing interest		5
Present value of minimum lease payments		$25